Financial instruments and risks - Additional Information (Detail) - USD ($) $ in Thousands			2 Months Ended	12 Months Ended
	Jan. 23, 2026	May 02, 2024	Mar. 03, 2026	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Oct. 30, 2025	Sep. 30, 2025	Dec. 31, 2022	[1]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents				$ 70,289	$ 80,226	[1]	$ 123,251	[1]			$ 161,305
Number of shares sold under ATM program (in shares)				228,238
Gross proceeds from shares sold under ATM program				$ 1,093	0	[1]	0	[1]
Within 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash interest payments					1,600
Between 1 and 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash interest payments					5,400
Major ordinary share transactions
Disclosure Of Financial Instruments [Line Items]
Number of shares sold under ATM program (in shares)			2,795,485
Gross proceeds from shares sold under ATM program			$ 14,300
Perceptive Credit Agreement
Disclosure Of Financial Instruments [Line Items]
Draw down of term loans		$ 50,000		35,000	15,000
Borrowings amount				$ 47,733	13,237		$ 0
Basis point change in interest rate				1.00%
Change in cash interest costs				$ 500	200
Perceptive Credit Agreement | Gross carrying amount
Disclosure Of Financial Instruments [Line Items]
Borrowings amount				50,000	15,000
Perceptive Credit Agreement | Major Borrowing Transactions
Disclosure Of Financial Instruments [Line Items]
Additional borrowings	$ 25,000
Cash And Cash Equivalents and Term Deposits
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk				24,400	$ 26,100
Genesis Healthcare | Equity investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss				$ 2,000					$ 1,500	$ 500

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.